Subsequent Events - Additional Information (Detail) $ / shares in Units, $ in Thousands, oz in Millions				12 Months Ended
		Mar. 12, 2026 $ / shares	Feb. 16, 2026 USD ($) oz	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($)	Feb. 16, 2028	Feb. 16, 2027	Apr. 01, 2026 USD ($)
Disclosure of Events After Reporting Period [line items]
Upfront cash consideration to be paid	[1],[2]			$ 322,000	$ 322,000
Proceeds on disposal of long-term investments				$ 0	$ 177,088
Major Ordinary Share Transactions [member]
Disclosure of Events After Reporting Period [line items]
Dividend per share | $ / shares		$ 0.195
Dividend payable, date of record		Mar. 31, 2026
Dividend payable date		Apr. 10, 2026
Acquisition of Mineral Stream Interest [Member] | Antamina BHP [Member] | Silver [member]
Disclosure of Events After Reporting Period [line items]
Upfront cash consideration to be paid			$ 4,300,000
Percentage of metal production at the mine which WPM is entitled to after step down			22.50%
Number of ounces to be delivered before first step down in entitlement percentage | oz			100
Percentage Of Payment For Silver Ounces At Spot Price			20.00%
Percentage of Antamina Mine Owned by BHP			33.75%
Percentage of fixed payable factor on silver			90.00%
Revised Quartertly Dividend Per Share Fixed [Member] | Ordinary shares [member]
Disclosure of Events After Reporting Period [line items]
Quarterly dividend | $ / shares				$ 0.195
Non Adjusting Events After Reporting Period [Member] | Antamina BHP [Member] | Silver [member]
Disclosure of Events After Reporting Period [line items]
Upfront cash consideration to be paid			$ 4,300,000
Percentage of production to be purchased							67.50%
Percentage of Antamina Mine Owned by BHP			33.75%			33.75%
Cash on hand				$ 1,200,000
Estimated cash on hand								$ 1,900,000
Proceeds on disposal of long-term investments			$ 323,000
Non Adjusting Events After Reporting Period [Member] | Antamina BHP [Member] | Silver [member] | Revolving Facility [Member]
Disclosure of Events After Reporting Period [line items]
Estimated proceeds from borrowings classified as financing activities			900,000
Non Adjusting Events After Reporting Period [Member] | Antamina BHP [Member] | Silver [member] | Non-Revolving Term Loan Credit Facility [Member]
Disclosure of Events After Reporting Period [line items]
Estimated proceeds from borrowings classified as financing activities			$ 1,500,000

[1]	Expressed in thousands of United States dollars; excludes closing costs and capitalized interest, where applicable.
[2]	Please refer to Note 27 for details of when the remaining upfront consideration to be paid becomes due.